REGIONS MORGAN KEEGAN SELECT FUNDS

                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
         REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND

            SUPPLEMENT DATED JANUARY 30, 2006 TO THE PROSPECTUS DATED APRIL 1, 2005, AS SUPPLEMENTED JULY 27, 2005 AND SEPTEMBER 2, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS FOR REGIONS MORGAN KEEGAN SELECT FUNDS DATED APRIL 1, 2005. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.


      At the January 23, 2006 meeting of the Board of Trustees of Regions Morgan Keegan Select Funds, the Board approved a change to the principal investment strategies of Regions Morgan Keegan Select Fixed Income Fund and Regions Morgan Keegan Select Limited Maturity Fixed Income Fund (each, a "Fund" and together, the "Funds") to permit each Fund to invest up to 10% of its assets in below investment grade debt securities. (Below investment grade debt securities are debt securities that are rated Ba1 or lower by Moody's Investors Service, Inc., BB+ or lower by Standard & Poor's Ratings Group, BB+ or lower by Fitch Ratings, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.) Each Fund will also restrict purchases of debt securities to those rated, at the time of investment, at least CCC (or a comparable rating) by at least one nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality. Below investment grade debt securities are commonly referred to as "junk bonds" and are considered speculative with respect to an issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. This change is effective as of April 1, 2006.


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                       REGIONS MORGAN KEEGAN SELECT FUNDS

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND
                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND
                     REGIONS MORGAN KEEGAN SELECT VALUE FUND
                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND
                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
         REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND
         REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
             REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND


                    SUPPLEMENT DATED JANUARY 30, 2006 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION FOR REGIONS MORGAN KEEGAN SELECT FUNDS DATED APRIL 1, 2005. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

         At the January 23, 2006 meeting of the Board of Trustees of Regions Morgan Keegan Select Funds (the "Trust"), the Board approved the changes described below to the non-fundamental investment policies of the funds of the Trust listed above (each a "Fund"). These changes are effective as of April 1, 2006.

         The following non-fundamental investment policies are deleted for each Fund and will not restrict the Fund after April 1, 2006:

     o The Fund will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

     o The Fund will not enter into transactions for the purpose of engaging in arbitrage.